CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS:
Cash	$ 98,224	$ 2,438,587
Prepaid expenses and other current assets	8,130	18,444
TOTAL CURRENT ASSETS	106,354	2,457,031
PROPERTY, MINERAL RIGHTS, AND EQUIPMENT, net (NOTE 3)	14,155,178	13,980,855
OTHER ASSETS:
Reclamation bonds	528,643	528,643
Deposits and other assets	5,700	5,700
TOTAL OTHER ASSETS	534,343	534,343
TOTAL ASSETS	14,795,875	16,972,229
CURRENT LIABILITIES:
Accounts payable	83,867	639,994
Accrued expenses	6,245	22,214
Accrued interest - related party (NOTE 5)	0	57,966
Accrued payroll, benefits and taxes	123,943	42,143
Senior unsecured note payable - related party (NOTE 5)	0	270,991
TOTAL CURRENT LIABILITIES	214,055	1,033,308
LONG-TERM LIABILITIES:
Asset retirement obligation	144,040	124,159
TOTAL LONG-TERM LIABILITIES	144,040	124,159
TOTAL LIABILITIES	358,095	1,157,467
COMMITMENTS AND CONTINGENCIES (NOTES 5 and 10)	0	0
STOCKHOLDERS' EQUITY: (NOTE 8)
Preferred stock, $ 0.01 par value; 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $ 0.001 par value; 500,000,000 shares authorized, 174,246,152 and 159,676,152 shares issued and outstanding, respectively	174,246	159,676
Additional paid-in capital	90,744,432	89,955,640
Accumulated deficit	(76,480,898)	(74,300,554)
TOTAL STOCKHOLDERS' EQUITY	14,437,780	15,814,762
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,795,875	$ 16,972,229